Basis of consolidation (Details 1) - Fundo De Investimento Ostrum Soberano Renda Fixa Referenciado D I [Member]	12 Months Ended
Dec. 31, 2022
Reserve Quantities [Line Items]
Name of subsidiary	Fundo de Investimento Ostrum Soberano Renda Fixa Referenciado DI (“Fundo Ostrum”)
Country of incorporation of subsidiary	Brazil